UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-03006

 NAME OF REGISTRANT:                     John Hancock Bond Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 200 Berkeley Street
                                         Boston, MA 02116

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Charles A. Rizzo
                                         197 Clarendon Street
                                         Boston, MA 02116

 REGISTRANT'S TELEPHONE NUMBER:          617-663-3000

 DATE OF FISCAL YEAR END:                05/31

 DATE OF REPORTING PERIOD:               07/01/2020 - 06/30/2021


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

2X04 JHF Government Income Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


2X05 JHF High Yield Fund
--------------------------------------------------------------------------------------------------------------------------
 AMERICAN TOWER CORPORATION                                                                  Agenda Number:  935387755
--------------------------------------------------------------------------------------------------------------------------
        Security:  03027X100
    Meeting Type:  Annual
    Meeting Date:  26-May-2021
          Ticker:  AMT
            ISIN:  US03027X1000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Director: Thomas A. Bartlett                  Mgmt          For                            For

1B.    Election of Director: Raymond P. Dolan                    Mgmt          For                            For

1C.    Election of Director: Kenneth R. Frank                    Mgmt          For                            For

1D.    Election of Director: Robert D. Hormats                   Mgmt          For                            For

1E.    Election of Director: Gustavo Lara Cantu                  Mgmt          For                            For

1F.    Election of Director: Grace D. Lieblein                   Mgmt          For                            For

1G.    Election of Director: Craig Macnab                        Mgmt          For                            For

1H.    Election of Director: JoAnn A. Reed                       Mgmt          For                            For

1I.    Election of Director: Pamela D.A. Reeve                   Mgmt          For                            For

1J.    Election of Director: David E. Sharbutt                   Mgmt          For                            For

1K.    Election of Director: Bruce L. Tanner                     Mgmt          For                            For

1L.    Election of Director: Samme L. Thompson                   Mgmt          For                            For

2.     To ratify the selection of Deloitte &                     Mgmt          For                            For
       Touche LLP as the Company's independent
       registered public accounting firm for 2021.

3.     To approve, on an advisory basis, the                     Mgmt          For                            For
       Company's executive compensation.

4.     Stockholder proposal to amend the                         Shr           For                            Against
       appropriate governing documents to reduce
       the ownership threshold required to call a
       special meeting of the stockholders.

5.     Stockholder proposal to require the Board                 Shr           Against                        For
       of Directors to create a standing committee
       to oversee human rights issues.



2X06 JHF Investment Grade Bond Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


3375 JHF ESG Core Bond Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


3379 JHF Short Duration Bond Fund
--------------------------------------------------------------------------------------------------------------------------
 LSC COMMUNICATIONS, INC.                                                                    Agenda Number:  935327901
--------------------------------------------------------------------------------------------------------------------------
        Security:  50218PAA5
    Meeting Type:  Consent
    Meeting Date:  16-Feb-2021
          Ticker:
            ISIN:  US50218PAA57
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     VOTE ON THE PLAN. SELECT "FOR" TO ACCEPT                  Mgmt          For
       THE PLAN SELECT "AGAINST" TO REJECT THE
       PLAN. ABSTAIN IS NOT A VALID VOTING OPTION
       AND WILL NOT COUNT.

2.     OPT IN OF THE THIRD-PARTY RELEASE. (FOR =                 Mgmt          For
       OPT IN, AGAINST OR ABSTAIN = DO NOT OPT
       IN).



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         John Hancock Bond Trust
By (Signature)       /s/ Andrew G. Arnott
Name                 Andrew G. Arnott
Title                President
Date                 08/18/2021